Derivative Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2011
Derivative Financial Instruments [Abstract]
Fair values of derivative instruments

		Fair value of	Fair value of
		derivatives in a	derivatives in a
	Classification	gain position	loss position
April 30, 2010:
Designated as cash flow hedges:
Currency derivatives	Other current assets	$7	$(2)
Currency derivatives	Other assets	2	(1)
Currency derivatives	Accrued expenses	1	(6)
Currency derivatives	Other liabilities	—	(1)

Designated as net investment hedges:
Currency derivatives	Other current assets	—	(3)

Not designated as hedges:
Currency derivatives	Other current assets	3	—

April 30, 2011:
Designated as cash flow hedges:
Currency derivatives	Accrued expenses	—	(22)
Currency derivatives	Other liabilities	—	(6)

Designated as fair value hedges:
Interest rate swaps	Other current assets	2	—
Interest rate swaps	Other assets	1	—

Not designated as hedges:
Commodity derivatives	Other current assets	5	—
Currency derivatives	Accrued expenses	3	—

Fair values of derivative instruments affecting statements of operations

	Classification	2010	2011
Currency derivatives designated as cash flow hedges:
Net gain (loss) recognized in AOCI	n/a	$(19)	$(27)
Net gain (loss) reclassified from AOCI into income	Net sales	(16)	—

Interest rate swaps designated as fair value hedges:
Net gain (loss) recognized in income	Interest expense	—	3
Net gain (loss) recognized in income*	Other income	—	2

*	The effect on the hedged item was an equal but offsetting amount for the periods presented.

Currency derivatives designated as net investment hedges:
Net gain (loss) recognized in AOCI	n/a	(8)	(1)

Derivatives not designated as hedging instruments:
Currency derivatives — net gain (loss) recognized in income	Net sales	(8)	(10)
Currency derivatives — net gain (loss) recognized in income	Other income	1	(2)
Commodity derivatives — net gain (loss) recognized in income	Cost of sales	(1)	10